NATIONS LIFEGOAL FUNDS, INC.
                     Registration Nos. 333-09703; 811-07745

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Nations LifeGoal Funds, Inc. (the "Company") that the forms of Prospectuses and Statement of Additional Information for all Portfolios of the Company that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 3, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on July 31, 1997.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 22nd day of August, 1997.


Witness:                                   NATIONS LIFEGOAL FUNDS, INC.

By:     /s/ Louise P. Newcomb              By:     /s/ Richard H. Blank, Jr.
Name:   Louise P. Newcomb                  Name:   Richard H. Blank, Jr.
Title:  Assistant Secretary                Title:  Secretary